CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 04, 2021	Mar. 29, 2020	Jan. 03, 2021	Aug. 28, 2020	Dec. 29, 2019	Dec. 30, 2018
Income Statement [Abstract]
Net sales	$ 269,182	$ 228,029	$ 325,648	$ 638,662	$ 768,228	$ 772,035
Cost of goods sold	173,941	148,015	219,977	411,595	514,430	505,330
Gross profit	95,241	80,014	105,671	227,067	253,798	266,705
Selling, general and administrative expenses
Selling	56,728	48,333	63,616	131,579	163,589	183,374
General and administrative	29,933	19,940	43,871	64,050	64,723	68,018
Total selling, general and administrative expenses	86,661	68,273	107,487	195,629	228,312	251,392
Gain (Loss) on Disposition of Assets [Abstract]
Gain (loss) on disposal of property, plant and equipment	297	68	109	79	6,028	(2,312)
Gain on sale of routes, net	422	404	749	1,264	7,232	6,382
Total gain on sale of assets	719	472	858	1,343	13,260	4,070
(Loss) income from operations	9,299	12,213	(958)	32,781	38,746	19,383
Nonoperating Income (Expense) [Abstract]
Interest expense	(10,861)	(9,643)	(13,301)	(26,659)	(48,388)	(45,715)
Other income	718	580	(2,058)	1,271	(576)	607
Loss on remeasurement of warrant liability	(21,501)
Other (expense) income, net	(31,644)	(9,063)	(107,210)	(25,388)	(48,964)	(45,108)
(Loss) income before taxes	(22,345)	3,150	(108,168)	7,393	(10,218)	(25,725)
Income tax (benefit) expense	1,004	1,458	(267)	3,973	3,146	1,919
Net (loss) income	(23,349)	1,692	(107,901)	3,420	(13,364)	(27,644)
Net loss (income) attributable to noncontrolling interest	820		7,971		(2,808)	(2,856)
Net (loss) income attributable to controlling interest	$ (22,529)	1,692	$ (99,930)	3,420	(16,172)	(30,500)
Earnings Per Share [Abstract]
Basic (in dollars per share)	$ (0.30)		$ (1.64)
Diluted (in dollars per share)	$ (0.30)
Earnings Per Share, Basic and Diluted, Other Disclosures [Abstract]
Basic (in shares)	75,927,005
Diluted (in shares)	75,927,005
Other comprehensive income (loss):
Interest rate swap	$ 822	(7,208)	$ 924	(7,463)	1,408
Comprehensive (loss) income	$ (21,707)	$ (5,516)	$ (99,006)	$ (4,043)	$ (14,764)	$ (30,500)